Earnings Per Share - Schedule of Diluted Earnings Per Share (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Numerator
Net income-basic	$ 146,780	$ 743,740
Net income-diluted	$ 146,780	$ 743,740
Denominator
Weighted average number of ordinary shares outstanding – basic	13,272,131	12,500,000
Weighted average number of ordinary shares outstanding – diluted	13,272,131	12,500,000
Earning per share – basic	$ 0.01	$ 0.06
Earning per share – diluted	$ 0.01	$ 0.06